Acquisitions (Detail)		0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Jun. 30, 2014 FIN Electronic Cigarette USD ($)	Jan. 09, 2014 Vapestick USD ($)	Jan. 09, 2014 Vapestick GBP (£)	Jun. 30, 2014 Vapestick USD ($)	Apr. 22, 2014 Must Have Limited [Member] USD ($)	Apr. 22, 2014 Must Have Limited [Member] GBP (£)	Jun. 30, 2014 Must Have Limited [Member] USD ($)
Estimated Fair Value of Consideration Transferred
Cash		$ 10,000,000		$ 10,000,000	$ 5,800,000	£ 3,500,000.0	$ 5,804,240	$ 9,000,000	£ 5,345,713.58	$ 20,396,767
Issuance of shares of common stock				108,600,000			48,974,558			15,525,000
Short term promissory note			15,000,000	15,000,000				11,000,000		11,000,000
Total				133,600,000			54,778,798			46,921,767
Assets Acquired and Liabilities Assumed
Cash				177,786			136,165			14,698,409
Accounts receivable				1,730,151			212,331			426,243
Inventory				18,045,580			234,656			2,379,159
Prepaids and other current assets				990,289			100,548			1,315,212
Furniture and equipment				1,230,774			47,772			249,863
Tradename				20,375,000			6,591,000			11,025,000
Customer Relationships				47,280,000			4,098,000			13,865,000
Domain name/website										1,235,000
Accounts payable and accrued expenses				(2,484,203)			(221,210)			(4,301,751)
Revolving line of credit							(330,322)
Long-term debt							(45,577)
Deferred tax liability				(25,441,968)			(2,513,440)			(6,008,750)
Other liabilities				(11,134,042)			(72,994)
Total identifiable net assets				50,769,367			8,236,929			34,883,385
Goodwill	134,332,545			82,830,633			46,541,869			12,038,382
Total fair value of consideration				$ 133,600,000			$ 54,778,798			$ 46,921,767